UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant:	Vanguard CMT Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2023—February 29, 2024

Item 1: Reports to Shareholders

Semiannual Report   |   February 29, 2024
Vanguard CMT Funds
Vanguard Market Liquidity Fund
Vanguard Municipal Cash Management Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Market Liquidity Fund	3
Municipal Cash Management Fund	16

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 29, 2024
	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return
Market Liquidity Fund	$1,000.00	$1,027.30	$0.03
Municipal Cash Management Fund	1,000.00	1,017.00	0.05
Based on hypothetical 5% yearly return
Market Liquidity Fund	$1,000.00	$1,024.84	$0.03
Municipal Cash Management Fund	1,000.00	1,024.81	0.05
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratio for that period are 0.005% for Market Liquidity Fund, and 0.01% for Municipal Cash Management Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Market Liquidity Fund
Distribution by Effective Maturity (% of investments)
As of February 29, 2024
1 - 7 Days	36.3%
8 - 30 Days	31.3
31 - 60 Days	29.1
61 - 90 Days	2.0
91 - 180 Days	1.3

Market Liquidity Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (61.7%)
[2]	Fannie Mae Discount Notes	4.902%	3/8/24	30,412	30,381
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.350%	3/1/24	27,441	27,443
	Federal Farm Credit Discount Notes	5.079%	3/15/24	51,751	51,645
	Federal Home Loan Banks Discount Notes	4.811%–5.387%	3/1/24	1,712,451	1,712,203
	Federal Home Loan Banks Discount Notes	4.943%–5.299%	3/4/24	887,000	886,611
	Federal Home Loan Banks Discount Notes	4.952%	3/5/24	600,000	599,649
	Federal Home Loan Banks Discount Notes	4.960%–5.277%	3/6/24	1,625,000	1,623,811
	Federal Home Loan Banks Discount Notes	4.112%	3/7/24	49,054	49,011
	Federal Home Loan Banks Discount Notes	5.271%	3/8/24	1,335,000	1,333,633
	Federal Home Loan Banks Discount Notes	5.277%	3/11/24	250,000	249,634
	Federal Home Loan Banks Discount Notes	5.279%	3/12/24	250,000	249,598
	Federal Home Loan Banks Discount Notes	5.259%–5.336%	3/13/24	689,796	688,585
	Federal Home Loan Banks Discount Notes	5.262%	3/14/24	500,000	499,049
	Federal Home Loan Banks Discount Notes	5.283%–5.377%	3/15/24	842,227	840,501
	Federal Home Loan Banks Discount Notes	5.270%–5.277%	3/18/24	886,743	884,541
	Federal Home Loan Banks Discount Notes	5.192%	3/19/24	386,743	385,726
	Federal Home Loan Banks Discount Notes	5.372%–5.377%	3/20/24	475,000	473,682
	Federal Home Loan Banks Discount Notes	5.210%–5.372%	3/22/24	685,115	683,014
	Federal Home Loan Banks Discount Notes	5.283%–5.288%	3/27/24	486,343	484,496
	Federal Home Loan Banks Discount Notes	5.297%	4/1/24	959,000	954,608
	Federal Home Loan Banks Discount Notes	5.300%–5.393%	4/3/24	287,238	285,837
	Federal Home Loan Banks Discount Notes	5.303%–5.394%	4/5/24	1,803,837	1,794,509
	Federal Home Loan Banks Discount Notes	5.303%	4/10/24	1,742,000	1,731,705
	Federal Home Loan Banks Discount Notes	5.293%–5.394%	4/12/24	956,346	950,412
	Federal Home Loan Banks Discount Notes	5.302%	4/16/24	500,000	496,602
	Federal Home Loan Banks Discount Notes	4.954%–5.398%	4/17/24	309,890	307,738
	Federal Home Loan Banks Discount Notes	4.961%	4/18/24	300,000	297,872
	Federal Home Loan Banks Discount Notes	4.969%–5.398%	4/19/24	414,787	411,784
	Federal Home Loan Banks Discount Notes	5.303%	4/24/24	45,906	45,540
	Federal Home Loan Banks Discount Notes	5.303%–5.401%	4/26/24	143,313	142,127
	Federal Home Loan Banks Discount Notes	5.319%	5/3/24	23,348	23,131
	Federal Home Loan Banks Discount Notes	5.409%–5.410%	5/22/24	27,640	27,306
	Federal Home Loan Banks Discount Notes	5.351%	5/24/24	152,625	150,734
	Federal Home Loan Banks Discount Notes	5.351%–5.410%	5/29/24	136,258	134,470
	Federal Home Loan Banks Discount Notes	5.351%	5/31/24	15,566	15,357
	Federal Home Loan Banks Discount Notes	5.406%	6/26/24	3,159	3,105
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	24,925	24,927
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	150,700	150,746
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	136,300	136,341
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	111,900	111,934
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	53,300	53,316
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	38,200	38,201
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	37,500	37,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	30,800	30,809

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	37,500	37,506
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	30,000	30,005
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	15,400	15,402
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	83,120	83,142
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	75,200	75,220
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	73,300	73,341
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	37,500	37,510
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.330%	3/1/24	150,900	150,990
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.330%	3/1/24	116,800	116,869
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.330%	3/1/24	37,500	37,522
[3]	Federal Home Loan Banks, SOFR + 0.055%	5.365%	3/1/24	468,000	468,032
[3]	Federal Home Loan Banks, SOFR + 0.070%	5.380%	3/1/24	76,850	76,886
[3]	Federal Home Loan Banks, SOFR + 0.120%	5.430%	3/1/24	9,270	9,270
[2]	Freddie Mac Discount Notes	5.394%	4/5/24	30,418	30,261
[2]	Freddie Mac Discount Notes	5.355%	5/30/24	9,884	9,753
	United States Treasury Bill	4.561%–4.960%	3/5/24	2,500,000	2,498,536
	United States Treasury Bill	5.142%	3/7/24	1,000,000	999,122
	United States Treasury Bill	4.951%	3/12/24	1,500,000	1,497,580
	United States Treasury Bill	5.142%	3/14/24	750,000	748,570
	United States Treasury Bill	4.951%	3/19/24	800,000	797,882
	United States Treasury Bill	5.142%	3/21/24	2,000,000	1,994,128
	United States Treasury Bill	4.951%	3/26/24	1,750,000	1,743,565
	United States Treasury Bill	5.142%	3/28/24	2,000,000	1,992,080
	United States Treasury Bill	4.565%	4/2/24	1,500,000	1,493,834
	United States Treasury Bill	5.142%	4/4/24	2,600,000	2,587,022
	United States Treasury Bill	4.946%	4/9/24	1,500,000	1,491,428
	United States Treasury Bill	5.151%	4/11/24	2,149,310	2,136,410
	United States Treasury Bill	4.946%	4/16/24	2,000,000	1,986,494
	United States Treasury Bill	4.951%	4/23/24	1,000,000	992,219
	United States Treasury Bill	4.960%	4/30/24	1,000,000	991,779
	United States Treasury Bill	5.227%	5/30/24	1,000,000	986,950
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	5.251%	3/1/24	66,924	66,908
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.037%	5.363%	3/1/24	400,000	400,026
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.245%	5.571%	3/1/24	256,298	256,897
Total U.S. Government and Agency Obligations (Cost $47,022,487)					47,022,963
Certificates of Deposit (11.4%)
	Bank of America NA	5.540%	3/8/24	350,000	350,014
	Bank of Nova Scotia	5.780%	3/18/24	100,000	100,013
	Canadian Imperial Bank of Commerce	5.350%	3/22/24	208,000	208,001
	Canadian Imperial Bank of Commerce	5.350%	3/28/24	1,135,000	1,134,993
	Citibank NA	5.630%	3/1/24	25,000	25,000
	Credit Agricole Corporate and Investment Bank SA	5.320%	3/5/24	762,000	762,004
	Credit Agricole Corporate and Investment Bank SA	5.320%	3/6/24	347,000	347,002
	Credit Agricole Corporate and Investment Bank SA	5.520%	3/11/24	250,000	250,012
	Credit Agricole Corporate and Investment Bank SA	5.410%	5/3/24	150,000	149,994
	HSBC Bank USA NA	5.530%	3/4/24	100,000	100,002
	Landesbank Baden-Wuerttemberg	5.380%	3/1/24	502,000	502,001
	Landesbank Baden-Wuerttemberg	5.370%	3/5/24	286,000	286,003
	Landesbank Baden-Wuerttemberg	5.370%	3/8/24	181,000	181,002
	Landesbank Baden-Wuerttemberg	5.370%	3/12/24	346,000	346,006
	Landesbank Baden-Wuerttemberg	5.370%	3/13/24	68,000	68,001
	Landesbank Baden-Wuerttemberg	5.360%	3/21/24	63,000	63,001
	Landesbank Baden-Wuerttemberg	5.370%	3/28/24	500,000	500,005
	Landesbank Baden-Wuerttemberg	5.370%	4/2/24	245,000	245,002
	Landesbank Hessen-Thueringen Girozentrale	5.370%	3/1/24	77,000	77,000

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Landesbank Hessen-Thueringen Girozentrale	5.370%	3/11/24	250,000	250,004
	Landesbank Hessen-Thueringen Girozentrale	5.370%	3/12/24	200,000	200,003
	Landesbank Hessen-Thueringen Girozentrale	5.370%	3/13/24	327,000	327,006
	Landesbank Hessen-Thueringen Girozentrale	5.370%	3/14/24	225,000	225,004
	Landesbank Hessen-Thueringen Girozentrale	5.370%	3/15/24	240,000	240,005
	Landesbank Hessen-Thueringen Girozentrale	5.370%	3/20/24	70,000	70,001
	Landesbank Hessen-Thueringen Girozentrale	5.370%	3/21/24	58,000	58,001
	Landesbank Hessen-Thueringen Girozentrale	5.370%	3/22/24	39,000	39,001
	Landesbank Hessen-Thueringen Girozentrale	5.370%	4/2/24	48,000	48,000
	Landesbank Hessen-Thueringen Girozentrale	5.370%	4/3/24	51,000	51,000
	Mitsubishi UFJ Trust & Banking Corp.	5.330%	3/1/24	593,000	593,001
	Mitsubishi UFJ Trust & Banking Corp.	5.330%	3/5/24	652,000	652,005
	Mitsubishi UFJ Trust & Banking Corp.	5.330%	3/6/24	267,000	267,002
Total Certificates of Deposit (Cost $8,715,001)					8,715,089
Commercial Paper (14.6%)
[4]	ABN AMRO Funding USA LLC	5.515%	4/19/24	215,000	213,367
	Bank of Montreal	5.603%	3/11/24	300,000	299,504
[4]	Barclays Bank UK plc	5.420%	3/18/24	30,000	29,919
[4]	Barclays Bank UK plc	5.411%–5.422%	3/21/24	474,000	472,506
[4]	Barclays Bank UK plc	5.422%	3/22/24	410,000	408,647
[4]	Barclays Bank UK plc	5.423%	3/28/24	610,000	607,437
	Bayerische Landesbank	5.453%	3/5/24	366,000	365,725
	Bayerische Landesbank	5.453%	3/6/24	100,000	99,910
	Bayerische Landesbank	5.453%	3/12/24	66,000	65,881
	Bayerische Landesbank	5.463%	3/13/24	201,000	200,607
	Bayerische Landesbank	5.463%	3/14/24	299,000	298,371
	Bayerische Landesbank	5.463%	3/15/24	220,000	219,504
	Bayerische Landesbank	5.463%	3/20/24	143,000	142,570
	Bayerische Landesbank	5.463%	3/21/24	57,000	56,820
	Bayerische Landesbank	5.463%	4/2/24	375,000	373,126
	Bayerische Landesbank	5.473%	4/3/24	154,000	153,207
[4]	BNG Bank NV	5.411%	3/7/24	200,000	199,790
[4]	BNG Bank NV	5.411%	3/18/24	300,000	299,190
[4]	BNG Bank NV	5.411%	3/19/24	100,000	99,715
[4]	BNG Bank NV	5.106%	4/2/24	250,000	248,776
[4]	BPCE SA	5.662%	3/12/24	50,000	49,910
[5]	Caisse d'Amortissement de la Dette Sociale	5.138%–5.469%	3/18/24	400,000	398,917
[5]	Caisse d'Amortissement de la Dette Sociale	5.451%	5/2/24	81,000	80,238
[5]	Caisse des Depots et Consignations	5.425%	3/4/24	155,000	154,907
[5]	Caisse des Depots et Consignations	4.977%	3/13/24	200,000	199,612
[4]	Canadian Imperial Bank of Commerce	5.422%	3/18/24	369,000	368,006
[4]	Canadian Imperial Bank of Commerce	5.422%	3/22/24	119,000	118,608
[5]	CDP Financial Inc.	5.467%	4/11/24	78,000	77,510
[4]	DBS Bank Ltd.	5.417%	4/22/24	100,000	99,208
[4]	DNB Bank ASA	5.485%	4/18/24	500,000	496,366
	Natixis SA	5.668%	3/4/24	100,000	99,940
[4]	Nederlandse Waterschapsbank NV	5.120%	4/2/24	500,000	497,527
[4]	Nederlandse Waterschapsbank NV	5.139%	4/4/24	500,000	497,408
[4]	Nederlandse Waterschapsbank NV	5.148%–5.291%	4/5/24	1,000,000	994,607
[4]	Nederlandse Waterschapsbank NV	5.481%	5/6/24	7,317	7,244
[4]	NRW Bank	5.409%	4/19/24	500,000	496,284
[4]	Oversea-Chinese Banking Corp. Ltd.	5.603%	3/12/24	200,000	199,639
[4]	Oversea-Chinese Banking Corp. Ltd.	5.603%	3/14/24	93,000	92,804
	Santander UK plc	5.515%	4/3/24	249,000	247,752
	Santander UK plc	5.516%	4/4/24	162,530	161,691
	Santander UK plc	5.520%	4/8/24	88,000	87,494
[4]	State of Netherlands	5.395%	3/1/24	720,000	719,893
[4]	Toronto-Dominion Bank	5.465%	3/11/24	54,360	54,270
[4]	United Overseas Bank Ltd.	5.658%	3/1/24	71,700	71,689
Total Commercial Paper (Cost $11,128,091)					11,126,096

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Repurchase Agreement (9.5%)
	Federal Reserve Bank of New York (Dated 2/29/24, Repurchase Value $7,234,065,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.750%, 5/15/24–2/15/41, with a value of $7,234,065,000) (Cost $7,233,000)	5.300%	3/1/24	7,233,000	7,233,000
Taxable Municipal Bonds (0.1%)
[5]	Los Angeles CA Department of Water & Power Water Revenue TOB VRDO	5.490%	3/7/24	16,000	16,000
[5]	Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB VRDO	5.490%	3/7/24	16,000	16,000
[5]	Seattle WA Municipal Light & Power Electric Power & Light Revenue TOB VRDO	5.490%	3/7/24	16,000	16,000
Total Taxable Municipal Bonds (Cost $48,000)					48,000
Time Deposits (7.0%)
	Australia & New Zealand Banking Group Ltd.	5.320%	3/1/24	300,000	300,000
	Bank of Montreal	5.320%	3/1/24	250,000	250,000
	Cooperatieve Rabobank UA	5.310%	3/1/24	500,000	500,000
	Credit Industriel et Commercial	5.340%	3/1/24	250,000	250,000
	Credit Industriel et Commercial	5.340%	3/5/24	250,000	250,000
	Credit Industriel et Commercial	5.340%	3/6/24	250,000	250,000
	Credit Industriel et Commercial	5.340%	3/7/24	250,000	250,000
	DNB Bank ASA	5.310%	3/1/24	1,016,000	1,016,000
	ING Bank NV	5.320%	3/1/24	445,000	445,000
	ING Bank NV	5.320%	3/5/24	230,000	230,000
	ING Bank NV	5.320%	3/6/24	25,000	25,000
	Royal Bank of Canada	5.310%	3/1/24	342,267	342,267
	Royal Bank of Canada	5.310%	3/1/24	500,000	500,000
	Svenska Handelsbanken AB	5.310%	3/1/24	250,000	250,000
	Svenska Handelsbanken AB	5.310%	3/1/24	500,000	500,000
Total Time Deposits (Cost $5,358,267)					5,358,267

Market Liquidity Fund
		Yield[1]	Shares	Market Value• ($000)
Money Market Fund (0.0%)
[6]	Vanguard Municipal Cash Management Fund (Cost $2)	3.199%	14	2
Total Investments (104.3%) (Cost $79,504,848)				79,503,417
Other Assets and Liabilities—Net (-4.3%)				(3,276,018)
Net Assets (100%)				76,227,399
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.“ At February 29, 2024, the aggregate value of these securities was $7,342,810,000, representing 9.6% of net assets.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, the aggregate value was $959,184,000, representing 1.3% of net assets.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $79,504,846)	79,503,415
Affiliated Issuers (Cost $2)	2
Total Investments in Securities	79,503,417
Cash	1,800,002
Receivables for Accrued Income	40,867
Total Assets	81,344,286
Liabilities
Payables for Investment Securities Purchased	5,116,745
Payables to Vanguard	142
Total Liabilities	5,116,887
Net Assets	76,227,399
At February 29, 2024, net assets consisted of:

Paid-in Capital	76,228,729
Total Distributable Earnings (Loss)	(1,330)
Net Assets	76,227,399

Net Assets
Applicable to 762,356,479 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	76,227,399
Net Asset Value Per Share	$99.99

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Interest[1]	1,982,554
Total Income	1,982,554
Expenses
The Vanguard Group—Note B
Management and Administrative	1,828
Total Expenses	1,828
Net Investment Income	1,980,726
Realized Net Gain (Loss) on Investment Securities Sold[1]	229
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	3,681
Net Increase (Decrease) in Net Assets Resulting from Operations	1,984,636
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1,000, $0, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,980,726	3,580,303
Realized Net Gain (Loss)	229	468
Change in Unrealized Appreciation (Depreciation)	3,681	13,169
Net Increase (Decrease) in Net Assets Resulting from Operations	1,984,636	3,593,940
Distributions
Total Distributions	(1,981,573)	(3,580,181)
Capital Share Transactions
Issued	344,923,568	696,911,257
Issued in Lieu of Cash Distributions	1,981,573	3,579,484
Redeemed	(348,870,863)	(712,164,095)
Net Increase (Decrease) from Capital Share Transactions	(1,965,722)	(11,673,354)
Total Increase (Decrease)	(1,962,659)	(11,659,595)
Net Assets
Beginning of Period	78,190,058	89,849,653
End of Period	76,227,399	78,190,058

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$99.99	$99.97	$100.00	$100.00	$100.01	$100.02
Investment Operations
Net Investment Income	2.695	4.393	.580	.090	1.205	2.440
Net Realized and Unrealized Gain (Loss) on Investments	.001	.020	(.028)	—	(.010)	(.010)
Total from Investment Operations	2.696	4.413	.552	.090	1.195	2.430
Distributions
Dividends from Net Investment Income	(2.695)	(4.393)	(.580)	(.090)	(1.205)	(2.440)
Distributions from Realized Capital Gains	(.001)	(.000)[1]	(.002)	—	—	—
Total Distributions	(2.696)	(4.393)	(.582)	(.090)	(1.205)	(2.440)
Net Asset Value, End of Period	$99.99	$99.99	$99.97	$100.00	$100.00	$100.01
Total Return	2.73%	4.50%	0.55%	0.09%	1.20%	2.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$76,227	$78,190	$89,850	$105,011	$93,626	$59,220
Ratio of Total Expenses to Average Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to Average Net Assets	5.42%	4.40%	0.53%	0.09%	1.09%	2.44%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Distribution was less than $0.001 per share.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Notes to Financial Statements
Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
In July 2023, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations. Most notably, these amendments require institutional prime and institutional tax-exempt money market funds to adopt a mandatory liquidity fee framework. The fund has already implemented certain requirements from the new rules that became effective in October 2023 and the impact was not material to the fund’s financial position or results of operations. In March 2024, the board of trustees approved a conversion of the fund to a government money market fund, which will not be subject to a mandatory liquidity fee framework. Government money market funds are required to invest at least 99.5% of their total assets in cash, U.S. government securities or repurchase agreements that are collateralized solely by U.S. government securities or cash. This conversion is expected to occur in June 2024.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Market Liquidity Fund
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, administrative and shareholder services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Market Liquidity Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued based on Level 2 inputs.
D.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	79,504,848
Gross Unrealized Appreciation	1,367
Gross Unrealized Depreciation	(2,798)
Net Unrealized Appreciation (Depreciation)	(1,431)
E.	Capital shares issued and redeemed were:

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	Shares (000)	Shares (000)
Issued	3,449,629	6,970,083
Issued in Lieu of Cash Distributions	19,818	35,799
Redeemed	(3,489,094)	(7,122,653)
Net Increase (Decrease) in Shares Outstanding	(19,647)	(116,771)
F.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.	Management has determined that no other events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.

Municipal Cash Management Fund
Fund Allocation (% of investments)
As of February 29, 2024
New York	16.6%
Texas	8.5
California	7.0
Illinois	6.3
Ohio	5.6
Florida	5.4
Tennessee	4.3
Missouri	4.1
Pennsylvania	4.1
Virginia	3.6
District of Columbia	3.2
Mississippi	3.0
Georgia	2.1
Maryland	2.0
Nebraska	1.9
Alaska	1.8
Wisconsin	1.8
Connecticut	1.7
Louisiana	1.7
New Hampshire	1.7
Washington	1.6
Multiple States	1.4
North Carolina	1.3
Utah	1.2
Massachusetts	1.1
Indiana	1.0
New Jersey	1.0
Other	5.0

Municipal Cash Management Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.6%)
Alaska (1.8%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.300%	3/7/24	24,205	24,205
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.300%	3/7/24	14,285	14,285
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.300%	3/7/24	25,290	25,290
					63,780
California (7.1%)
[1]	California Educational Facilities Authority College & University Revenue TOB VRDO	3.310%	3/7/24	8,000	8,000
[1]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	3.850%	3/1/24	35,000	35,000
[1]	Clovis Unified School District GO TOB VRDO	3.310%	3/7/24	2,500	2,500
[1,2]	FHLMC Multifamily Certificates Revenue TOB VRDO	3.850%	3/1/24	45,580	45,580
[1]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	3.310%	3/7/24	1,335	1,335
[1]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	3.310%	3/7/24	3,500	3,500
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	3.270%	3/1/24	66,500	66,500
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	3.330%	3/7/24	8,000	8,000
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	3.340%	3/7/24	17,000	17,000
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	3.710%	3/1/24	1,900	1,900
[1]	University of California College & University Revenue TOB VRDO	3.310%	3/7/24	3,000	3,000
	University of California College & University Revenue VRDO	3.500%	3/1/24	21,355	21,355
	University of California College & University Revenue VRDO	3.500%	3/1/24	18,980	18,980
	University of California College & University Revenue VRDO	3.650%	3/1/24	13,500	13,500
					246,150
Colorado (0.5%)
[1]	Aurora CO Sewer Revenue TOB VRDO	3.850%	3/1/24	3,595	3,595
[3]	Colorado Educational & Cultural Facilities Authority Miscellaneous Revenue VRDO	3.700%	3/1/24	5,850	5,850
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	3.200%	3/6/24	3,900	3,900

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.300%	3/6/24	2,400	2,400
					15,745
Connecticut (1.7%)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.270%	3/7/24	11,390	11,390
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.280%	3/7/24	35,000	35,000
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	3.340%	3/7/24	12,505	12,505
					58,895
District of Columbia (3.2%)
[3]	District of Columbia Miscellaneous Revenue VRDO	3.300%	3/7/24	71,880	71,880
[1]	District of Columbia Water & Sewer Authority Water Revenue TOB VRDO	3.600%	3/1/24	19,120	19,120
[1,4]	District of Columbia Water & Sewer Authority Water Revenue VRDO	3.320%	3/7/24	12,400	12,400
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriation Revenue TOB VRDO	3.330%	3/7/24	7,500	7,500
					110,900
Florida (5.4%)
[1,3]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	3/1/24	33,715	33,715
[1,3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	3/1/24	11,525	11,525
[1,3]	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue TOB VRDO	3.850%	3/1/24	99,000	99,000
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.300%	3/7/24	1,100	1,100
	Orlando Utilities Commission Multiple Utility Revenue VRDO	3.740%	3/6/24	42,775	42,775
					188,115
Georgia (2.2%)
[1]	Georgia GO TOB VRDO	3.320%	3/7/24	9,375	9,375
[3]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	3.400%	3/6/24	22,770	22,770
	Private Colleges & Universities Authority College & University Revenue VRDO	3.620%	3/6/24	42,840	42,840
					74,985
Hawaii (0.2%)
[3]	Hawaii Housing Finance and Development Corp. Local or Guaranteed Housing Revenue VRDO	3.330%	3/7/24	7,450	7,450
Illinois (6.3%)
[3]	Aurora IL College & University Revenue VRDO	3.310%	3/7/24	5,000	5,000
[3]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	3.200%	3/6/24	27,200	27,200
[3]	Illinois Development Finance Authority Private Schools Revenue VRDO	3.200%	3/6/24	2,800	2,800
	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	3/6/24	27,800	27,800
	Illinois Finance Authority College & University Revenue VRDO	3.380%	3/6/24	21,915	21,915
	Illinois Finance Authority College & University Revenue VRDO	3.300%	3/7/24	39,444	39,444
	Illinois Finance Authority College & University Revenue VRDO	3.300%	3/7/24	1,100	1,100
	Illinois Finance Authority College & University Revenue VRDO	3.360%	3/7/24	35,262	35,262
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.700%	3/1/24	4,240	4,240

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	3/6/24	24,200	24,200
[3]	Illinois Finance Authority Recreational Revenue (Chicago Horticulture Project) VRDO	3.250%	3/7/24	15,700	15,700
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.250%	3/6/24	15,515	15,515
					220,176
Indiana (1.0%)
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.870%	3/7/24	14,865	14,865
[3]	Indiana Finance Authority Industrial Revenue VRDO	3.500%	3/6/24	8,340	8,340
[3]	Indiana Municipal Power Agency Electric Power & Light Revenue VRDO	3.450%	3/1/24	7,950	7,950
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB VRDO	3.850%	3/7/24	3,000	3,000
					34,155
Iowa (0.4%)
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	3.270%	3/7/24	4,500	4,500
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	3.450%	3/1/24	10,000	10,000
					14,500
Kentucky (0.1%)
[3]	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue VRDO	3.650%	3/1/24	4,320	4,320
Louisiana (1.8%)
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	3.670%	3/1/24	7,790	7,790
[3]	Louisiana Gasoline & Fuel Sales Tax Revenue VRDO	3.650%	3/1/24	3,025	3,025
[1,3]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	3/1/24	50,460	50,460
					61,275
Maryland (2.0%)
	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	3.370%	3/7/24	43,965	43,965
[1,3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	3/1/24	21,595	21,595
[3,5]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue VRDO	3.650%	3/1/24	5,420	5,420
					70,980
Massachusetts (1.1%)
	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	3.250%	3/6/24	19,600	19,600
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	3.200%	3/7/24	16,550	16,550
	Massachusetts Water Resources Authority Water Revenue VRDO	3.320%	3/6/24	2,600	2,600
					38,750
Michigan (0.2%)
	University of Michigan College & University Revenue VRDO	3.260%	3/7/24	6,000	6,000
Minnesota (0.2%)
	Hennepin County MN GO VRDO	3.300%	3/7/24	6,820	6,820

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mississippi (3.0%)
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.720%	3/1/24	20,640	20,640
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.720%	3/7/24	16,100	16,100
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.500%	3/1/24	29,670	29,670
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.500%	3/1/24	3,745	3,745
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.500%	3/1/24	17,935	17,935
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.380%	3/6/24	1,650	1,650
[1,3]	Mississippi Hospital Equipment & Facilities Authority Hospital Revenue TOB VRDO	3.770%	3/1/24	10,120	10,120
[1,3,6]	Warren County MS COP TOB VRDO	3.330%	3/7/24	4,395	4,395
					104,255
Missouri (4.1%)
[3]	Kansas City MO Hotel Occupancy Tax Revenue VRDO	3.390%	3/6/24	2,390	2,390
	Missouri Development Finance Board Miscellaneous Revenue VRDO	3.450%	3/1/24	56,845	56,845
	Missouri Development Finance Board Recreational Revenue VRDO	3.450%	3/1/24	18,500	18,500
	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	3.450%	3/1/24	18,000	18,000
	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	3.450%	3/1/24	3,400	3,400
[1]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.330%	3/7/24	2,360	2,360
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.290%	3/6/24	1,800	1,800
	University of Missouri College & University Revenue VRDO	3.200%	3/7/24	41,295	41,295
					144,590
Multiple States (1.4%)
[1,2]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	3.320%	3/7/24	8,390	8,390
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.360%	3/7/24	28,300	28,300
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.360%	3/7/24	3,000	3,000
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.350%	3/7/24	10,000	10,000
					49,690
Nebraska (1.9%)
[1]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.850%	3/1/24	21,780	21,780
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.150%	3/6/24	15,790	15,790
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.250%	3/6/24	12,000	12,000
[1]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	3.850%	3/1/24	7,500	7,500
[1]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	3.870%	3/1/24	9,260	9,260
					66,330
Nevada (0.7%)
[3]	Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	3.370%	3/7/24	10,500	10,500
[1]	Clark County NV GO TOB VRDO	3.600%	3/1/24	14,055	14,055
					24,555

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Hampshire (1.7%)
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	3.350%	3/1/24	59,965	59,965
New Jersey (1.0%)
[1]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.330%	3/7/24	5,120	5,120
	New Jersey Rutgers State University College & University Revenue VRDO	3.690%	3/1/24	30,735	30,735
					35,855
New Mexico (0.5%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	3.250%	3/7/24	18,400	18,400
New York (16.7%)
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	3.500%	3/1/24	19,860	19,860
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	3.300%	3/7/24	29,240	29,240
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.300%	3/6/24	17,300	17,300
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.340%	3/6/24	15,000	15,000
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.340%	3/6/24	26,100	26,100
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.710%	3/6/24	30,200	30,200
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	3.450%	3/1/24	5,300	5,300
[1,3]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	3.800%	3/1/24	29,930	29,930
[3]	New York City Municipal Water Finance Authority Water Revenue VRDO	3.450%	3/1/24	3,045	3,045
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.450%	3/1/24	72,650	72,650
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.650%	3/1/24	12,000	12,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.700%	3/1/24	9,900	9,900
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.850%	3/7/24	1,000	1,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.450%	3/1/24	30,000	30,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.680%	3/1/24	24,050	24,050
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.750%	3/1/24	7,400	7,400
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.750%	3/1/24	10,375	10,375
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.300%	3/7/24	31,835	31,835
[1,3]	New York NY GO TOB VRDO	3.800%	3/1/24	20,500	20,500
[3]	New York NY GO VRDO	3.700%	3/1/24	3,575	3,575
	New York NY GO VRDO	3.700%	3/1/24	35,130	35,130
	New York NY GO VRDO	3.720%	3/1/24	18,960	18,960
	New York NY GO VRDO	3.750%	3/1/24	4,100	4,100
	New York NY GO VRDO	3.750%	3/1/24	21,500	21,500
	New York NY GO VRDO	3.750%	3/1/24	4,500	4,500
	New York State Dormitory Authority College & University Revenue VRDO	3.400%	3/1/24	3,300	3,300

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	3.710%	3/6/24	16,320	16,320
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.200%	3/6/24	10,200	10,200
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.340%	3/7/24	18,100	18,100
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.350%	3/7/24	35,300	35,300
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.350%	3/7/24	16,700	16,700
					583,370
North Carolina (1.3%)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.650%	3/1/24	11,100	11,100
[3]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.680%	3/1/24	16,140	16,140
	Raleigh NC (Downtown Improvement Project) COP VRDO	3.400%	3/6/24	18,130	18,130
					45,370
Ohio (5.6%)
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.300%	3/7/24	29,700	29,700
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.300%	3/7/24	4,150	4,150
[1,3]	East Alabama Health Care Authority Revenue TOB VRDO	3.820%	3/1/24	24,710	24,710
[1,3]	Montgomery County OH Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	3/1/24	28,165	28,165
[1,3,7]	Montgomery County OH Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	3/1/24	7,600	7,600
	Ohio GO VRDO	3.200%	3/6/24	11,580	11,580
[1,3]	Ohio Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	3/6/24	26,000	26,000
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.450%	3/1/24	2,300	2,300
[3]	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.290%	3/6/24	5,890	5,890
[3]	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.300%	3/6/24	10,000	10,000
	Ohio Lease (Appropriation) Revenue VRDO	3.200%	3/6/24	2,750	2,750
	Ohio Lease (Appropriation) Revenue VRDO	3.200%	3/6/24	6,035	6,035
	Ohio State University College & University Revenue VRDO	3.300%	3/6/24	37,900	37,900
					196,780
Oklahoma (0.2%)
[1,3]	Oklahoma State Development Financing Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	3.330%	3/7/24	6,270	6,270
Oregon (0.4%)
	Oregon GO VRDO	3.450%	3/1/24	9,585	9,585
	Oregon GO VRDO	3.450%	3/1/24	3,125	3,125
					12,710
Pennsylvania (4.1%)
	Butler County General Authority Miscellaneous Revenue VRDO	3.300%	3/7/24	5,785	5,785
[3]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue VRDO	3.290%	3/6/24	1,300	1,300
[3]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.300%	3/7/24	1,000	1,000
[3]	Lancaster IDA Health, Hospital, Nursing Home Revenue VRDO	3.350%	3/7/24	8,240	8,240
[3]	Lancaster IDA Health, Hospital, Nursing Home Revenue VRDO	3.350%	3/7/24	3,340	3,340
[1,3]	Lehigh County PA Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	3/1/24	9,200	9,200

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Pennsylvania Economic Development Financing Authority Private Schools Revenue VRDO	3.350%	3/7/24	700	700
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	3.330%	3/7/24	6,665	6,665
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.250%	3/6/24	22,400	22,400
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.300%	3/7/24	4,900	4,900
[1,3]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	3.330%	3/7/24	1,835	1,835
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	3.850%	3/7/24	5,200	5,200
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.300%	3/7/24	38,525	38,525
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	3.850%	3/1/24	21,285	21,285
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	3.500%	3/1/24	4,600	4,600
	Washington County Authority College & University Revenue VRDO	3.000%	3/7/24	9,200	9,200
					144,175
Rhode Island (0.3%)
	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	3.250%	3/7/24	9,080	9,080
South Carolina (0.9%)
[1,3]	South Corolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.850%	3/7/24	30,500	30,500
South Dakota (0.5%)
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.350%	3/7/24	16,000	16,000
Tennessee (4.3%)
[3]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	3.810%	3/1/24	5,335	5,335
[3]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	3.810%	3/1/24	12,025	12,025
[3]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	3.810%	3/1/24	14,370	14,370
[3]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	3.810%	3/1/24	12,410	12,410
[3]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	3.810%	3/1/24	3,390	3,390
	Sevier County TN Public Building Authority Intergovernmental Agreement Revenue VRDO	3.450%	3/1/24	69,000	69,000
[1,3]	Sullivan County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	3/1/24	33,745	33,745
					150,275
Texas (8.5%)
	Board of Regents of the University of Texas System College & University Revenue VRDO	3.050%	3/7/24	20,000	20,000
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.750%	3/1/24	46,695	46,695
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.300%	3/6/24	1,500	1,500
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	3.750%	3/1/24	10,420	10,420
[1,3]	Harris County Health, Hospital, Nursing Home Revenue TOB VRDO	3.330%	3/7/24	16,100	16,100
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project) VRDO	3.200%	3/6/24	17,205	17,205

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Houston Port Authority TX Harris County Airport System Port, Airport & Marina Revenue TOB VRDO	3.330%	3/7/24	4,960	4,960
[1,3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.330%	3/7/24	13,200	13,200
[1,3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.330%	3/7/24	5,365	5,365
[1,3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.850%	3/7/24	3,425	3,425
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.330%	3/6/24	3,100	3,100
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.300%	3/7/24	25,000	25,000
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Revenue TOB VRDO	3.850%	3/7/24	1,300	1,300
	Texas GO VRDO	3.300%	3/6/24	13,920	13,920
	Texas GO VRDO	3.370%	3/6/24	17,745	17,745
	Texas GO VRDO	3.400%	3/6/24	6,620	6,620
	Texas GO VRDO	3.400%	3/6/24	50,410	50,410
	Texas GO VRDO	3.400%	3/6/24	10,905	10,905
	Texas GO VRDO	3.740%	3/6/24	11,100	11,100
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue VRDO	3.330%	3/7/24	19,100	19,100
					298,070
Utah (1.2%)
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	3.300%	3/6/24	40,350	40,350
Vermont (0.0%)
[3]	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue VRDO	3.390%	3/6/24	1,550	1,550
Virginia (3.7%)
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.390%	3/6/24	16,655	16,655
	Fairfax County Economic Development Authority Revenue VRDO	3.200%	3/7/24	3,910	3,910
	Loudoun County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.330%	3/6/24	12,880	12,880
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.330%	3/6/24	1,905	1,905
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.360%	3/6/24	33,300	33,300
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.300%	3/6/24	21,500	21,500
	Virginia College Building Authority College & University Revenue (Richmond University Project) VRDO	3.450%	3/1/24	37,600	37,600
					127,750
Washington (1.6%)
[1]	Central Puget Sound Regional Transit Authority Sales Tax Revenue VRDO	3.310%	3/7/24	6,095	6,095
	King County WA GO VRDO	3.200%	3/6/24	400	400
[1]	King County WA Sewer Revenue TOB VRDO	3.850%	3/7/24	4,310	4,310
[1]	Tacoma WA Sewer Revenue TOB VRDO	3.850%	3/1/24	9,960	9,960
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.300%	3/7/24	15,000	15,000
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.350%	3/7/24	14,970	14,970

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.350%	3/7/24	6,045	6,045
					56,780
Wisconsin (1.8%)
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	3/1/24	7,500	7,500
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.800%	3/1/24	7,200	7,200
[3]	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	3.450%	3/1/24	805	805
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.300%	3/7/24	3,050	3,050
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.300%	3/7/24	2,090	2,090
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.300%	3/7/24	19,500	19,500
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.300%	3/7/24	11,645	11,645
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.300%	3/7/24	7,850	7,850
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.300%	3/7/24	4,650	4,650
					64,290
Wyoming (0.0%)
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	3.300%	3/7/24	1,525	1,525
Total Tax-Exempt Municipal Bonds (Cost $3,511,485)					3,511,481
Total Investments (100.6%) (Cost $3,511,485)					3,511,481
Other Assets and Liabilities—Net (-0.6%)					(21,445)
Net Assets (100%)					3,490,036
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, the aggregate value was $995,765,000, representing 28.5% of net assets.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
COP—Certificate of Participation.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,511,485)	3,511,481
Cash	40
Receivables for Investment Securities Sold	62,962
Receivables for Accrued Income	14,526
Total Assets	3,589,009
Liabilities
Payables for Investment Securities Purchased	98,960
Payables to Vanguard	13
Total Liabilities	98,973
Net Assets	3,490,036
At February 29, 2024, net assets consisted of:

Paid-in Capital	3,490,022
Total Distributable Earnings (Loss)	14
Net Assets	3,490,036

Net Assets
Applicable to 34,894,895 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,490,036
Net Asset Value Per Share	$100.02

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Interest	56,481
Total Income	56,481
Expenses
The Vanguard Group—Note B
Management and Administrative	168
Custodian Fees	47
Total Expenses	215
Expenses Paid Indirectly	(47)
Net Expenses	168
Net Investment Income	56,313
Realized Net Gain (Loss) on Investment Securities Sold	6
Change in Unrealized Appreciation (Depreciation) of Investment Securities	4
Net Increase (Decrease) in Net Assets Resulting from Operations	56,323

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	56,313	92,004
Realized Net Gain (Loss)	6	43
Change in Unrealized Appreciation (Depreciation)	4	8
Net Increase (Decrease) in Net Assets Resulting from Operations	56,323	92,055
Distributions
Total Distributions	(56,323)	(91,995)
Capital Share Transactions
Issued	11,802,979	16,766,249
Issued in Lieu of Cash Distributions	56,323	91,995
Redeemed	(11,709,407)	(18,309,333)
Net Increase (Decrease) from Capital Share Transactions	149,895	(1,451,089)
Total Increase (Decrease)	149,895	(1,451,029)
Net Assets
Beginning of Period	3,340,141	4,791,170
End of Period	3,490,036	3,340,141

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$100.01	$100.01	$100.02	$100.02	$100.01	$100.01
Investment Operations
Net Investment Income	1.674	2.748	.396	.057	.933	1.569
Net Realized and Unrealized Gain (Loss) on Investments	.010	—	(.005)	—	.010	—
Total from Investment Operations	1.684	2.748	.391	.057	.943	1.569
Distributions
Dividends from Net Investment Income	(1.674)	(2.748)	(.396)	(.057)	(.933)	(1.569)
Distributions from Realized Capital Gains	(.000)[1]	—	(.005)	—	—	—
Total Distributions	(1.674)	(2.748)	(.401)	(.057)	(.933)	(1.569)
Net Asset Value, End of Period	$100.02	$100.01	$100.01	$100.02	$100.02	$100.01
Total Return	1.70%	2.78%	0.39%	0.06%	0.95%	1.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,490	$3,340	$4,791	$6,653	$4,701	$3,289
Ratio of Total Expenses to Average Net Assets	0.01%[2]	0.01%[2]	0.01%[2]	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	3.35%	2.69%	0.35%	0.05%	0.84%	1.57%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Distribution was less than $0.001 per share.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Notes to Financial Statements
Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
In March 2024, the board of trustees approved the fund’s conversion from a money market fund to a short-term municipal bond fund to be renamed Vanguard Municipal Low Duration Fund. Additionally, the board of trustees approved a 10:1 share split. These changes are expected to occur in June 2024.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple

Municipal Cash Management Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, administrative and shareholder services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $47,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 29, 2024, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

Municipal Cash Management Fund
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,511,485
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	(4)
Net Unrealized Appreciation (Depreciation)	(4)
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $313,585,000 and sales were $271,405,000, resulting in net realized gain (loss) of $0.
G.	Capital shares issued and redeemed were:

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	Shares (000)	Shares (000)
Issued	118,008	167,646
Issued in Lieu of Cash Distributions	563	920
Redeemed	(117,073)	(183,075)
Net Increase (Decrease) in Shares Outstanding	1,498	(14,509)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.	Management has determined that no other events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.

© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
CMT2 042024

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 25, 2024

VANGUARD CMT FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 25, 2024

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.